Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Foreign Currency Contracts [Table Text Block]
Foreign Exchange Risk
From time to time the Company economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. As at December 31, 2019, the Company was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency	Average Forward Rate (1)	Fair Value / Carrying Amount Of Asset (Liability) $	Expected Maturity
				2020	2021
				$	$
Euro	5,820	0.86	(202)	6,750	—

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps
As at December 31, 2019, the Company was committed to the following cross currency swaps:

Notional Amount NOK	Notional Amount USD				Fair Value / Carrying Amount of Asset / (Liability)	Remaining Term (years)
		Floating Rate Receivable
		Reference Rate	Margin	Fixed Rate Payable
1,000,000	134,000	NIBOR	3.70%	5.92%	(20,665)	0.4
1,200,000	146,500	NIBOR	6.00%	7.72%	(10,532)	1.8
850,000	102,000	NIBOR	4.60%	7.89%	(10,907)	3.7
					(42,104)

Interest Rate Swap Agreements
As at December 31, 2019, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt obligations were swapped with fixed-rate obligations:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset / (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	1,042,106	(41,194)	3.4	2.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps	EURIBOR	75,089	(8,160)	3.7	3.8
			(49,354)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of December 31, 2019, ranged from 0.3% to 3.95%.

(2)
Includes interest rate swaps with the notional amount reducing quarterly or semi-annually. Three interest rate swaps are subject to mandatory early termination in 2020, 2021 and 2024, at which time the swaps will be settled based on their fair value.

Location and Fair Value Amounts of Derivative Instruments
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Prepaid Expenses and Other	Other Non-Current Assets	Accrued Liabilities and Other (1)	Accrued Liabilities and Other (2)	Other long-term liabilities
As at December 31, 2019
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	—	—	(13)	(836)	(3,475)
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	—	—	—	(202)	—
Interest rate swap agreements	932	1,916	(2,948)	(15,478)	(29,452)
Cross currency swap agreements	—	—	(456)	(22,661)	(18,987)
Forward freight agreements	—	—	—	(86)	—
	932	1,916	(3,417)	(39,263)	(51,914)
As at December 31, 2018
Derivatives designated as a cash flow hedge:
Interest rate swap agreements	784	2,362	20	—	—
Derivatives not designated as a cash flow hedge:
Interest rate swap agreements	2,915	2,973	(2,498)	(7,419)	(32,672)
Cross currency swap agreements	—	—	(713)	(4,729)	(23,680)
Stock purchase warrants	—	12,026	—	—	—
Forward freight agreements	—	—	—	(57)	—
	3,699	17,361	(3,191)	(12,205)	(56,352)

Effective Portion of Gains (Losses) on Interest Rate Swap Agreements
For the periods indicated, the following table presents the effective portion of gains (losses) on consolidated interest rate swap agreements designated and qualifying as cash flow hedges (excluding such agreements in equity-accounted investments):

Year Ended December 31, 2019
Amount of Loss Recognized in OCI (effective portion)	Amount of Gain Reclassified from Accumulated OCI to Interest Expense (1)
$	$
(7,458)	376

Year Ended December 31, 2018
Amount of Gain Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)	Amount of Gain Recognized in Interest Expense (ineffective portion)
$	$	$
2,128	(152)	740

Year Ended December 31, 2017
Amount of Loss Recognized in OCI (effective portion)	Amount of Loss Reclassified from Accumulated OCI to Interest Expense (1)	Amount of Loss Recognized in Interest Expense (ineffective portion)
$	$	$
(31)	(1,614)	(746)

(1)	See Note 1 – adoption of ASU 2017-12

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments
The effect of the (losses) and gains on derivatives not designated as hedging instruments in the consolidated statements of loss are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Realized (losses) gains relating to:
Interest rate swap agreements	(8,296)	(13,898)	(53,921)
Interest rate swap agreement terminations	—	(13,681)	(610)
Foreign currency forward contracts	(147)	—	667
Stock purchase warrants	(25,559)	—	—
Time charter swap agreement	—	—	1,106
Forward freight agreements	1,490	137	270
	(32,512)	(27,442)	(52,488)
Unrealized (losses) gains relating to:
Interest rate swap agreements	(7,878)	33,700	17,005
Foreign currency forward contracts	(200)	—	3,925
Stock purchase warrants	26,900	(21,053)	(6,421)
Time-charter swap agreement	—	—	(875)
Forward Freight Agreements	(29)	(57)	—
	18,793	12,590	13,634
Total realized and unrealized losses on derivative instruments	(13,719)	(14,852)	(38,854)

Effect of Gains (Losses) on Cross Currency Swaps
The effect of the gains (losses) on cross currency swaps on the consolidated statements of loss is as follows:

	Year Ended December 31,
	2019 $	2018 $	2017 $
Realized gains (losses) on maturity and/or partial termination of cross currency swap	—	(42,271)	(25,733)
Realized losses	(5,062)	(6,533)	(18,494)
Unrealized (losses) gains	(13,239)	21,240	82,668
Total realized and unrealized (losses) gains on cross currency swaps	(18,301)	(27,564)	38,441